Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 272.7	$ 359.1
Trade receivables, net	434.8	412.6
Other receivables, net	32.6	33.6
Total receivables, net	467.4	446.2
Inventories
Inventories	270.5	275.7
Finished goods	59.3	55.0
Work in process	239.4	229.4
Raw materials and supplies	(73.3)	(71.1)
LIFO reserve	495.9	489.0
Total inventories, net	45.7	44.8
Other current assets	1,281.7	1,339.1
Total current assets
Property, Plant and Equipment—at cost	1,184.5	1,161.7
Machinery and equipment	612.2	603.2
Buildings and other	44.5	45.3
Land	1,841.2	1,810.2
Total property, plant and equipment	1,266.6	1,237.4
Less accumulated depreciation	574.6	572.8
Net property, plant and equipment
Goodwill	926.8	991.5
Other intangibles, less accumulated amortization of $114.4 and $129.1 at December 31, 2013 and 2012, respectively	203.4	206.3
Other intangibles, less accumulated amortization of $114.4 and $129.1 at December 31, 2013 and 2012, respectively	121.6	145.2
Sundry	1,251.8	1,343.0
Total other assets	3,108.1	3,254.9
Current Liabilities
Current maturities of long-term debt	181.1	201.5
Accounts payable	339.3	285.4
Accrued expenses	229.7	220.5
Other current liabilities	79.4	23.6
Total current liabilities	829.5	731.0
Long-term Liabilities
Long-term debt	688.4	853.9
Other long-term liabilities	127.7	158.2
Deferred income taxes	63.3	69.6
Total long-term liabilities	879.4	1,081.7
Commitments and Contingencies
Equity
Capital stock: Preferred stock—authorized, 100.0 shares; none issued; Common stock—authorized, 600.0 shares of $.01 par value; 198.8 shares issued	2.0	2.0
Additional contributed capital	479.1	458.6
Retained earnings	2,136.4	2,109.6
Accumulated other comprehensive income	94.5	71.0
Less treasury stock—at cost (59.4 and 56.7 shares at December 31, 2013 and 2012, respectively)	(1,320.7)	(1,206.7)
Total Leggett & Platt, Inc. equity	1,391.3	1,434.5
Noncontrolling interest	7.9	7.7
Total equity	1,399.2	1,442.2
TOTAL LIABILITIES AND EQUITY	$ 3,108.1	$ 3,254.9